Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivable
Trade receivables

7    Trade receivables

	2022	2021
From sales of educational content	933,894	676,787
From related parties (Note 10)	8,255	3,608
	942,149	680,395
(-) Allowance for expected credit losses	(85,262)	(87,132)
	856,887	593,263

As of December 31, 2022 and 2021, the aging of trade receivables were as follows:

	2022	2021
Neither past due nor impaired	777,469	567,490

Past due	164,680	112,905

1 to 60 days	40,719	15,383
61 to 90 days	16,314	8,403
91 to 120 days	10,710	10,347
121 to 180 days	18,346	16,284
More than 180 days	78,591	62,488
	942,149	680,395

The Company reviews its allowance for expected credit losses each year following a detailed review of receivable balances and historical payment profiles, and assessment of forward-looking risk factors. Management believes all the remaining receivable balances are fully recoverable.

The movement in the allowance for expected credit losses for the years ended December 31, 2022, 2021 and 2020, was as follows:

	2022	2021	2020
Balance at beginning of the year	(87,132)	(63,434)	(30,051)
Reversion / (Provision)	2,247	(26,610)	(34,684)
Receivables written off (reverted) during the period as uncollectible	(377)	2,912	1,301
Balance at end of year	(85,262)	(87,132)	(63,434)